Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Intangible Assets
Intangible assets, net	$ 282,026	$ 229,808
2024	29,800
2025	57,700
2026	53,400
2027	38,700
2028	31,500
Thereafter	$ 70,900